T. ROWE PRICE International Stock Portfolio
March 31, 2026 Unaudited

Portfolio of
Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.2%
Common Stocks 1.2%
MercadoLibre (USD) (1) 1,609 2,782
Total Argentina (Cost $1,871) 2,782
AUSTRALIA 0.2%
Common Stocks 0.2%
Canva , Class B, Acquisition Date:
8/16/21 - 11/4/21, Cost $471
(USD) (1)(2)(3) 276 413
413
Convertible Preferred
Stocks 0.0%
Canva , Series A, Acquisition Date:
11/4/21, Cost $27 (USD) (1)(2)(3) 16 24
24
Total Australia (Cost $498) 437
BRAZIL 0.4%
Common Stocks 0.4%
NU Holdings, Class A (USD) (1) 75,400 1,083
Total Brazil (Cost $1,150) 1,083
CANADA 6.7%
Common Stocks 6.7%
Canadian National Railway (USD)  38,206 3,927
Constellation Software, Warrants,
3/31/40 (1)(2) 1,253 —
Definity Financial (4) 35,033 1,649
Descartes Systems Group
(USD) (1) 24,557 1,757
Element Fleet Management  126,004 2,733
Shopify, Class A (USD) (1) 22,508 2,670
Suncor Energy (USD)  32,553 2,152
TMX Group  30,692 1,088
Total Canada (Cost $11,772) 15,976
CAYMAN ISLANDS 0.8%
Convertible Preferred
Stocks 0.8%
ByteDance , Series E, Acquisition
Date: 7/8/19, Cost $273 (USD) (1)
(2)(3) 5,545 1,830
Total Cayman Islands (Cost $273) 1,830
Shares $ Value
(Cost and value in $000s)
CHINA 6.0%
Common Stocks 4.4%
58.com (USD) (1)(2) 65,164 —
Alibaba Group Holding, ADR
(USD) (4) 20,200 2,534
BeOne Medicines, ADR (USD) (1) 3,019 897
KE Holdings, ADR (USD) (4) 83,795 1,255
Sany Heavy Industry, Class H
(HKD) (1) 52,200 141
Shenzhou International Group
Holdings (HKD)  283,800 1,734
Tencent Holdings (HKD)  42,300 2,668
Tongcheng Travel Holdings (HKD)  540,800 1,251
10,480
Common Stocks - China A
Shares 1.6%
Hongfa Technology, A Shares
(CNH)  271,400 1,108
Sany Heavy Industry, A Shares
(CNH)  320,100 902
Shenzhen Inovance Technology, A
Shares (CNH)  184,300 1,810
3,820
Total China (Cost $11,560) 14,300
DENMARK 0.9%
Common Stocks 0.9%
Novo Nordisk, ADR (USD) (4) 55,693 2,047
Total Denmark (Cost $3,365) 2,047
FINLAND 0.4%
Common Stocks 0.4%
Fortum 39,202 1,002
Total Finland (Cost $825) 1,002
FRANCE 6.8%
Common Stocks 6.8%
Airbus  16,228 3,068
Dassault Aviation  7,590 2,825
Hermes International  999 1,892
Legrand  9,531 1,481
Rexel 22,086 875
Safran 10,943 3,581
Sartorius Stedim Biotech  12,470 2,429
Total France (Cost $12,799) 16,151

T. ROWE PRICE International Stock Portfolio

Shares $ Value
(Cost and value in $000s)
GERMANY 7.1%
Common Stocks 7.1%
Allianz  2,887 1,219
Deutsche Telekom  43,669 1,630
QIAGEN (4) 60,641 2,457
SAP  14,463 2,466
Schott Pharma  55,508 893
Siemens  9,356 2,279
Siemens Energy  19,924 3,436
Siemens Healthineers 59,774 2,550
Total Germany (Cost $16,043) 16,930
GREECE 0.6%
Common Stocks 0.6%
National Bank of Greece  87,653 1,354
Total Greece (Cost $1,504) 1,354
INDIA 5.1%
Common Stocks 5.1%
Axis Bank  171,233 2,121
Bharti Airtel  72,452 1,377
Cummins India  17,294 828
ICICI Bank  171,281 2,199
Kotak Mahindra Bank  151,217 569
Larsen & Toubro  37,800 1,405
LG Electronics India (1) 16,612 256
NTPC  621,872 2,449
Reliance Industries  77,889 1,120
Total India (Cost $9,852) 12,324
INDONESIA 1.5%
Common Stocks 1.5%
Bank Central Asia  4,978,000 1,923
Telkom Indonesia Persero 9,811,200 1,774
Total Indonesia (Cost $3,231) 3,697
IRELAND 1.1%
Common Stocks 1.1%
Kingspan Group  13,714 1,173
Ryanair Holdings  54,950 1,547
Total Ireland (Cost $2,647) 2,720
ISRAEL 0.5%
Common Stocks 0.5%
Tower Semiconductor (USD) (1) 6,300 1,106
Total Israel (Cost $831) 1,106
Shares $ Value
(Cost and value in $000s)
ITALY 2.1%
Common Stocks 2.1%
Banca Mediolanum  57,665 1,168
Ferrari  8,026 2,723
UniCredit 16,370 1,175
Total Italy (Cost $4,597) 5,066
JAPAN 15.1%
Common Stocks 15.1%
Ajinomoto  51,000 1,442
Calbee  (4) 46,200 899
Chugai Pharmaceutical  33,000 1,820
Disco  3,300 1,345
Hikari Tsushin  3,200 814
Hitachi  82,400 2,417
Keyence  5,700 2,029
Komatsu  44,100 1,756
Kyushu Railway  69,300 1,652
Nextage 71,100 1,446
Nippon Sanso Holdings (4) 57,400 2,035
Olympus (4) 94,900 904
Rakuten Bank (1)(4) 18,400 673
Recruit Holdings  40,800 1,778
Renesas Electronics  270,600 3,869
Sanrio (4) 166,800 1,037
Seven & i Holdings  169,000 2,273
Shin-Etsu Chemical  90,400 3,681
Sony Group  140,800 2,935
Tokyo Seimitsu  15,000 1,334
Total Japan (Cost $30,431) 36,139
MEXICO 1.1%
Common Stocks 1.1%
Grupo Mexico, Series B  258,269 2,763
Total Mexico (Cost $1,387) 2,763
NETHERLANDS 8.6%
Common Stocks 8.6%
Adyen  (1) 1,933 1,935
Argenx , ADR (USD) (1) 2,307 1,685
ASM International  2,209 1,674
ASML Holding  6,752 8,978
CVC Capital Partners (4) 157,000 2,050
Prosus 90,362 4,183
Total Netherlands (Cost $10,746) 20,505

T. ROWE PRICE International Stock Portfolio

Shares $ Value
(Cost and value in $000s)
PHILIPPINES 0.4%
Common Stocks 0.4%
SM Investments  92,525 947
Total Philippines (Cost $1,424) 947
PORTUGAL 0.6%
Common Stocks 0.6%
Galp Energia 58,754 1,409
Total Portugal (Cost $564) 1,409
SAUDI ARABIA 1.2%
Common Stocks 1.2%
Saudi National Bank  245,711 2,774
Total Saudi Arabia (Cost $2,278) 2,774
SINGAPORE 0.9%
Common Stocks 0.9%
Sea, ADR (USD) (1) 24,846 2,057
Total Singapore (Cost $1,964) 2,057
SOUTH KOREA 3.3%
Common Stocks 3.3%
Samsung Electronics  67,190 7,859
Total South Korea (Cost $1,655) 7,859
SWEDEN 3.7%
Common Stocks 3.7%
Assa Abloy , Class B  56,400 2,039
Essity , Class B (4) 99,770 2,571
Sandvik 31,643 1,216
Spotify Technology (USD) (1) 6,291 3,051
Total Sweden (Cost $7,902) 8,877
SWITZERLAND 2.9%
Common Stocks 2.9%
Cie Financiere Richemont , Class A  14,063 2,483
Sonova Holding  9,502 2,166
UBS Group  57,410 2,239
Total Switzerland (Cost $6,855) 6,888
TAIWAN 10.3%
Common Stocks 10.3%
Hon Hai Precision Industry  282,000 1,724
Shares $ Value
(Cost and value in $000s)
Taiwan Semiconductor
Manufacturing  398,000 23,018
Total Taiwan (Cost $3,148) 24,742
THAILAND 0.5%
Common Stocks 0.5%
True, NVDR  2,862,600 1,260
Total Thailand (Cost $1,069) 1,260
UNITED KINGDOM 6.4%
Common Stocks 6.4%
3i Group  35,770 1,166
AstraZeneca (USD)  30,240 5,964
Barclays  144,849 758
Bridgepoint Group  266,133 829
Experian  29,660 1,026
RELX  37,797 1,239
Rolls-Royce Holdings  47,701 725
Segro 63,605 545
Unilever (EUR)  53,442 3,017
15,269
Convertible Preferred
Stocks 0.0%
Yulife Holdings, Series C,
Acquisition Date: 10/11/22,
Cost $103 (1)(2)(3) 5,222 63
63
Total United Kingdom (Cost
$14,058) 15,332
UNITED STATES 1.8%
Common Stocks 1.8%
Broadcom  2,600 805
Coupang  (1) 45,315 855
Mastercard , Class A  1,841 920
Philip Morris International  9,985 1,651
Total United States (Cost $3,914) 4,231
VIETNAM 0.9%
Common Stocks 0.9%
Asia Commercial Bank  796,135 717
Bank for Foreign Trade of Vietnam  85,100 189
Hoa Phat Group (1) 700,400 722
Military Commercial Joint Stock
Bank  604,600 612
Total Vietnam (Cost $2,267) 2,240

T. ROWE PRICE International Stock Portfolio

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
T. Rowe Price Government
Reserve Fund, 3.71% (5)(6) 407,410 407
Total Short-Term Investments
(Cost $407) 407
SECURITIES LENDING COLLATERAL 3.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH
JPMORGAN CHASE BANK 3.0%
Money Market Funds 3.0%
T. Rowe Price Treasury Reserve
Fund, 3.68% (5)(6) 7,291,461 7,291
Total Investments in a Pooled Account through
Securities Lending Program with JPMorgan Chase
Bank 7,291
Total Securities Lending
Collateral (Cost $7,291) 7,291
Total Investments in
Securities  102.3%
(Cost $180,178) $ 244,526
Other Assets Less Liabilities
(2.3)% (5,453)
Net Assets 100.0% $ 239,073
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $2,330 and represents 1.0% of net assets.
(4) All or a portion of this security is on loan at March 31, 2026.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
HKD Hong Kong Dollar
NVDR Non-Voting Depositary Receipts
USD U.S. Dollar

T. ROWE PRICE International Stock Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.71% $ — $ — $ 29
T. Rowe Price Treasury Reserve Fund, 3.68% — — —++
Totals $ —# $ — $ 29+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Government Reserve Fund, 3.71% $ 3,185  ¤  ¤ $ 407
T. Rowe Price Treasury Reserve Fund, 3.68% 7,982  ¤  ¤ 7,291
Total $ 7,698^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $29 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $7,698.

T. Rowe Price International Stock Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price International Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the
1940 Act). The International Stock Portfolio (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate,

T. Rowe Price International Stock Portfolio

decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
E301-054Q1 03/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 39,198 $ 195,300 $ 413 $ 234,911
Convertible Preferred Stocks — — 1,917 1,917
Short-Term Investments 407 — — 407
Securities Lending Collateral 7,291 — — 7,291
Total $ 46,896 $ 195,300 $ 2,330 $ 244,526